IVY FUND

                                Ivy Asia Pacific Fund
                                   Ivy Canada Fund
                                Ivy China Region Fund
                                   Ivy Global Fund
                          Ivy Global Natural Resources Fund
                         Ivy Global Science & Technology Fund
                                Ivy International Fund
                        Ivy International Small Companies Fund
                           Ivy Latin America Strategy Fund
                                 Ivy New Century Fund

                           Supplement Dated April 11, 1997
                         To Prospectus Dated January 1, 1997

                                          #

          The following is inserted under "Ivy International
Fund" on page           14:

               Sales of shares of this Fund to new investors are
being           suspended.  See "How to Buy Shares".

                                          #

          The following is inserted under "How to Buy Shares" on page 23:

               Effective five business (5) days following April
11, 1997           (the "Effective Date"), Ivy International Fund
will suspend the           offer of its shares to new investors.
After the Effective Date,           shares of Ivy International
Fund will be available for purchase           only by existing
shareholders of Ivy International Fund.  In           addition, a
prospective investor who has communicated his or her
definite indication of interest in purchasing Ivy International
       Fund within 30 days prior to the Effective Date, to either
IMDI           or through his or her investment professional, may
purchase Ivy           International Fund shares within three
months following the           Effective Date, provided the
investor meets the minimum initial           investment
requirement of Ivy International Fund.  At the
Effective Date, expressions of interest will no longer be
 accepted by IMDI.  IMSC must receive payment for an investor's purchase of shares of Ivy International Fund prior to the
        Effective Date and cannot be held responsible for delays
in           receipt due to postal mishandling.   Once a
shareholder's account           has been liquidated, the
shareholder may not invest in Ivy           International Fund at
a later date.




          The following paragraph is substituted for the first
paragraph           under "Exchange Privilege" on page 28:













               Shareholders of a Fund have an exchange privilege
with other           Ivy and Mackenzie funds (except Ivy
International Fund unless           they have an existing Ivy
International Fund account).  The Funds           reserve the
right to reject, for any reason, any exchange order.



























                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111

          16INTLX0497




























                                       IVY FUND

                                Ivy Asia Pacific Fund
                                   Ivy Canada Fund
                                Ivy China Region Fund
                                   Ivy Global Fund
                          Ivy Global Natural Resources Fund
                  Ivy Global Science & Technology Fund
                    Ivy International Fund
                        Ivy International Small Companies Fund
                       Ivy Latin America Strategy Fund
                                 Ivy New Century Fund

                           Supplement Dated April 11, 1997
             To Statement of Additional Information Dated January
1, 1997

                                          #

          The following is inserted under "Ivy International
Fund" on page           6:

               Sales of shares of this Fund to new investors are
being           suspended. See "Additional Rights and
Privileges".

                                          #

          The following is inserted after the second paragraph
under           "Additional Rights and Privileges" on page 33:

               Effective five business (5) days following April
11, 1997           (the "Effective Date"), Ivy International Fund
will suspend the           offer of its shares to new investors.
After the Effective Date,           shares of Ivy International
Fund will be available for purchase           only by existing
shareholders of Ivy International Fund.  In           addition, a
prospective investor who has communicated his or her
definite indication of interest in purchasing Ivy International
       Fund within 30 days prior to the Effective Date, to either
IMDI           or through his or her investment professional, may
purchase Ivy           International Fund shares within three
months following the           Effective Date, provided the
investor meets the minimum initial           investment
requirement of Ivy International Fund.  At the
Effective Date, expressions of interest will no longer be
 accepted by IMDI.  IMSC must receive payment for an investor's purchase of shares of Ivy International Fund prior to the
        Effective Date and cannot be held responsible for delays
in           receipt due to postal mishandling.   Once a
shareholder's account           has been liquidated, the
shareholder may not invest in Ivy           International Fund at
a later date.

          The following sentence is substituted for the first
sentence of           the first paragraph under "Exchange of
Shares" on page 34:

               As described in the Prospectus, shareholders of
each Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds












          (except Ivy International Fund unless they have an
existing Ivy           International Fund account).






























                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111